Divestitures (Tables)	12 Months Ended
Dec. 31, 2020
The Hertz Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets Held For Sale Not Part Of Disposal Group	The major classes of assets and liabilities held for sale as of December 31, 2020 are presented below at their carrying value.

(in millions)	December 31, 2020
ASSETS
Cash and cash equivalents	$3
Restricted cash and cash equivalents	68
Receivables, net	207
Prepaid expenses and other assets	28
Revenue earning vehicles, net	1,432
Property and equipment, net	6
Operating lease right-of-use assets	2
Intangible assets, net	29
Goodwill	36
Total assets held for sale	$1,811
LIABILITIES
Accounts payable	$76
Accrued liabilities	19
Accrued taxes, net	3
Vehicle debt	1,327
Operating lease liabilities	6
Total liabilities held for sale	$1,431